EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net earnings (loss)	$ 15,385	$ (2,674)	$ (16,853)
Weighted average shares used in computation of:
Basic (in shares)	32,032	32,166	31,512
Assumed conversion (in shares)	303	0	0
Diluted (in shares)	32,335	32,166	31,512
Net earnings (loss) per share (in dollars):
Earnings Per Share, Basic	$ 0.48	$ (0.08)	$ (0.53)
Earnings Per Share, Diluted	$ 0.48	$ (0.08)	$ (0.53)